Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 10 — Income Taxes

The income tax provision consists of the following for the year ended December 31, 2022 and for the period from April 20, 2021 (inception) through December 31, 2021:

	For the year ended December 31, 2022	For the period from April 20, 2021 (inception) through December 31, 2021
Current
Federal	$467,991	$(31,993)
State	—	—
Deferred
Federal	(85,640)	(95,097)
State	—	—
Change in Valuation allowance	242,233	127,090
Income tax expense	$624,584	$—

The Company’s net deferred tax assets (liability) is as follows as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/organization costs	$369,323	$95,097
Net operating loss carryforwards	—	31,993
Total deferred tax assets	369,323	127,090
Valuation allowance	(369,323)	(127,090)
Net deferred tax asset	—	—
Deferred tax liabilities:
Unrealized interest on U.S. Treasuries	156,593
Net deferred tax asset (liability)	$(156,593)	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from April 20, 2021 (inception) to December 31, 2021, the valuation allowance was $369,323 and $127,090, respectively. As of December 31, 2022, the Company had no U.S. federal net operating loss carryovers and no state net operating loss carryovers available to offset future taxable income. As of December 31, 2021, the Company had approximately $152,000 U.S. federal net operating loss carryovers, and no state net operating loss carryovers available to offset future taxable income, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	Year Ended December 31, 2022	For the Period from April 20, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.9)%	(47.3)%
Offering costs associated with derivative warrant liabilities	0.0%	14.1%
Gain from expiration of over-allotment option	0.0%	(0.6)%
Change in valuation allowance	1.9%	12.8%
Income tax expense	5.0%	0.0%

There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Revision of 2021 Income Tax Provision

The Company’s income tax footnote disclosure for the period from April 20, 2021 (inception) through December 31, 2021 and as of December 31, 2021 as reported in its Annual Report on Form 10-K for the period ended December 31, 2021 has been revised. The net operating loss and related deferred tax asset and offsetting valuation allowance were overstated due to a calculation error. The error had no impact on the reported balance sheet, statement of operations, statement of cash flows or statement of changes in stockholders’ deficit. See below tables reflecting the impact of the revisions:

Income Tax Provision

	Period from April 20, 2021 (inception) through December 31, 2021	Period from April 20, 2021 (inception) through December 31, 2021	Period from April 20, 2021 (inception) through December 31, 2021
	As previously reported	Adjustment	As revised
Current
Federal	$631,204	$(663,197)	$(31,993)
State	—
Deferred
Federal	(95,097)	—	(95,097)
State	—
Valuation allowance	(536,107)	663,197	127,090
Income tax provision (benefit)	$—	$—	$—

Deferred tax assets (liability)

	December 31, 2021	December 31, 2021	December 31, 2021
	As previously reported	Adjustment	As revised
Deferred tax assets:
Start-up/Organization costs	$95,097	$—	$95,097
Net operating loss carryforwards	(631,204)	663,197	31,993
Total deferred tax assets	(536,107)	663,197	127,090
Valuation allowance	536,107	(663,197)	(127,090)
Net deferred tax asset	—	—	—

Reconciliation of effective tax rate (benefit)

	Period from April 20, 2021 (inception) through December 31, 2021 As reported, 2021 Form 10-K	Period from April 20, 2021 (inception) through December 31, 2021 Adjustment	Period from April 20, 2021 (inception) through December 31, 2021 Revised
Statutory federal income tax rate	21.0%	0.0%	21.0%
Change in fair value of derivative warrant liabilities	47.3%	(94.6)%	(47.3)%
Offering costs associated with derivative warrant liabilities	(14.1)%	28.2%	14.1%
Gain from expiration of over-allotment option	(0.3)%	(0.3)%	(0.6)%
Change in valuation allowance	(53.9)%	66.7%	12.8%
Income Tax Expense	0.0%	0.0%	0.0%